INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of composition of intangible assets

	2021			2020
	Historical cost	Accumulated amortization	Residual value	Historical cost	Accumulated amortization	Residual value
In service
Useful life defined
Temporary easements	15	(5)	10	13	(4)	9
Onerous concession	13	(8)	5	19	(13)	6
Assets of concession	21,476	(9,669)	11,807	20,781	(9,107)	11,674
Assets of concession - GSF	1,032	(66)	966	—	—	—
Others	78	(74)	4	78	(70)	8
	22,614	(9,822)	12,792	20,891	(9,194)	11,697
In progress	161	—	161	113	—	113
Net intangible assets	22,775	(9,822)	12,953	21,004	(9,194)	11,810

Schedule of changes in intangible assets

Changes in Intangible assets are as follow:

	2020	Additions	Disposals	Amortization	Transfers (1)	2021
In service
Useful life defined
Temporary easements	9	—	—	(1)	2	10
Onerous concession	6	—	—	(1)	—	5
Assets of concession	11,674	—	(23)	(757)	913	11,807
Assets of concession - GSF	—	1,032	—	(66)	—	966
Others	8	—	—	(4)	—	4
	11,697	1,032	(23)	(829)	915	12,792
In progress	113	51	—	—	(3)	161
Net intangible assets	11,810	1,083	(23)	(829)	912	12,953

(1)	The transfers were made between concession contract assets to Intangible assets: R$902.

	2019	Additions	Disposals (1)	Amortization	Transfers (2)	2020
In service
Useful life defined
Temporary easements	8	—	—	—	1	9
Onerous concession	7	—	—	(1)	—	6
Assets of concession	11,517	—	(24)	(738)	919	11,674
Others	10	—	—	(5)	3	8
	11,542	—	(24)	(744)	923	11,697
In progress	82	41	—	—	(10)	113
Net intangible assets	11,624	41	(24)	(744)	913	11,810

(1)      This includes the impairment reversal, in the amount of R$14, recognized in the Income Statement under “Other expenses”, as a result of the test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, on December 31, 2020. More information is available on this note.

(2)      The transfers were made between Intangible assets, concession contract assets, financial assets and property, plant and equipment are as follows: (1) R$906 from concession contract assets to intangible assets; (2) R$2 from property, plant and equipment to intangible assets; and (3) R$5 from concession financial asset to intangible assets.

	2018	Additions	Disposals (1)	Amortization	Transfers (2)	2019
In service
Useful life defined
Temporary easements	9	—	—	(1)	—	8
Onerous concession	7	—	—	—	—	7
Assets of concession	10,680	891	(41)	(698)	685	11,517
Others	18	7	—	(5)	(10)	10
	10,714	898	(41)	(704)	675	11,542
In progress	63	36	—	—	(17)	82
Net intangible assets	10,777	934	(41)	(704)	658	11,624

(1)	This includes the impairment, in the amount of R$22 recognized in the Income Statement under “Other expenses”. The test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, recognized in 2018 as part of the its business combination, arises from non-achievement of the operational performance expected in 2019 for the wind generation assets of the subsidiary. The Value in Use of the assets was calculated based on the projection of future expected cash flows for the operation of the assets of the subsidiary, brought to present value by the weighted average cost of capital defined for the company’s activity, using the Firm Cash Flow (FCFF) methodology.
(2)	The transfers were made between Intangible assets, concession contract assets and property, plant and equipment are as follows: (1) R$685 from concession contract assets to intangible assets; (2) (R$4) from intangible assets to property, plant and equipment and; and (3) (R$23) from intangible assets to concession financial assets.

The main amortization rates, which take into account the useful life that management expects for the asset, and reflect the expected pattern of their consumption, are as follows:

The main amortization rates, which take into account the useful life that management expects for the asset, and reflect the expected pattern of their consumption, are as follows:

Energy	(%)	Administration	(%)
System cable – below 69 KV	6.67	Software	20.00
System cable – below 69 KV	3.57	Vehicles	14.29
Structure – Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker – up to 69 kV	3.03
Capacitor bank – up to 69 kV	6.67
Voltage regulator – up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 a 20.00	Furniture	10.00

The annual average amortization rate is 3.94%. The segregation by activity is as follows:

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
7.44%	8.81%	3.33%	3.83%	15.82%

Schedule of power plant

Power Plant	Intangible assets – Right to extension of concession	End of concession	Extension in years	New end of concession
Cemig Geração Camargos	9	01/05/2046	7	01/03/2053
Cemig Geração Itutinga	8	01/05/2046	7	01/03/2053
Cemig Geração Leste	—
Dona Rita	—	07/03/2046	4	07/19/2050
Ervalia	—	07/03/2046	0.8	04/19/2047
Neblina	—	07/03/2046	0.8	04/19/2047
Peti	—	01/05/2046	7	01/03/2053
Sinceridade	—	07/03/2046	0.7	03/12/2047
Tronqueiras	—	01/05/2046	1	12/26/2046
Cemig Geração Oeste	—
Cajuru (Cemig)	—	01/05/2046	7	01/03/2053
Cemig Geração Salto Grande	40	01/05/2046	7	01/03/2053
Cemig Geração Sul	2
Coronel Domiciano	—	07/03/2046	0.8	04/11/2047
Joasal	1	01/05/2046	7	01/03/2053
Marmelos	—	01/05/2046	7	01/03/2053
Paciencia	—	01/05/2046	7	01/03/2053
Piau	1	01/05/2046	7	01/03/2053
Cemig Geração Três Marias	116	01/05/2046	7	01/03/2053
Cemig Poço Fundo	1	05/29/2045	7	05/27/2052
Cemig PCH (Pai Joaquim)	—	04/04/2032	0.4	09/14/2032
Horizontes	—
Machado Mineiro	—	07/08/2025	1.9	05/21/2027
Rosal	9	05/08/2032	3.6	12/13/2035
Sá Carvalho	39	12/01/2024	1.7	08/27/2026
Total	226
Nova Ponte	255	07/23/2025	2.1	08/11/2027
Irapé	105	02/28/2035	2.6	09/18/2037
Queimado	19	12/18/2032	1.8	06/26//2034
Sao Bernardo (Cemig)	1	08/19/2025	1.9	06/27/2027
Emborcação	426	07/23/2025	1.8	05/26/2027
Total Cemig GT	806
Total (R$)	1,032

Schedule of power plant offer for tender	Schedule of power plant offer for tender
Cemig Geração - Plant re-offered for tender	Amount
São Simão	783
Miranda	145
Jaguara	237
Volta Grande	157
Total	1,322